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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CERTIFICATES OF DEPOSIT: 9.0%
$3,500,000	#	ANZ National Int’l Ltd/London, 0.350%, due 07/25/11	$3,500,000	0.3
4,000,000		BNP Paribas New York, 0.280%, due 04/19/11	4,000,020	0.3
4,750,000		BNP Paribas New York, 0.290%, due 05/09/11	4,750,100	0.4
3,000,000		BNP Paribas New York, 0.290%, due 05/16/11	3,000,970	0.2
10,250,000		Credit Suisse/New York NY, 0.610%, due 12/08/11	10,250,000	0.8
12,500,000		Deutsche Bank AG/New York NY, 0.290%, due 05/25/11	12,500,185	1.1
18,750,000		Dexia Del, LLC, 0.350%, due 06/29/11	18,750,000	1.5
1,100,000		Lloyds TSB Bank PLC, 0.280%, due 04/28/11	1,100,082	0.1
1,750,000		Lloyds TSB Bank PLC, 0.290%, due 05/02/11	1,750,045	0.1
3,000,000		Lloyds TSB Bank PLC, 0.290%, due 05/27/11	3,000,884	0.2
2,250,000		Lloyds TSB Bank PLC, 0.320%, due 06/10/11	2,250,000	0.2
8,000,000		Rabobank Nederland NV, 0.560%, due 11/16/11	8,000,000	0.7
3,250,000		Svenska Handelsbanken AB, 0.270%, due 04/13/11	3,250,081	0.3
11,000,000		Svenska Handelsbanken AB, 0.280%, due 04/21/11	11,000,427	0.9
1,000,000		Svenska Handelsbanken AB, 0.290%, due 05/02/11	1,000,025	0.1
500,000		Toronto Dominion Bank NY, 0.290%, due 05/10/11	500,027	0.0
13,250,000		Toronto Dominion Bank NY, 0.350%, due 07/07/11	13,250,357	1.2
7,750,000		Toronto-Dominion Bank, 0.350%, due 07/15/11	7,750,000	0.6
		Total Certificates of Deposit
		(Cost $109,603,203)	109,603,203	9.0
COMMERCIAL PAPER: 54.0%
250,000		American Honda Finance Corp., 0.180%, due 04/04/11	249,996	0.0
10,750,000		American Honda Finance Corp., 0.200%, due 04/07/11	10,749,642	0.9
600,000		ANZ National Bank Ltd., 0.330%, due 09/13/11	598,625	0.0
12,750,000		ASB Finance Ltd./London, 0.320%, due 09/12/11	12,754,501	1.0
2,750,000		ASB Finance Ltd., 0.270%, due 06/01/11	2,748,136	0.2
15,000,000		Australia & New Zealand Banking Group Ltd., 0.250%, due 04/20/11	14,995,250	1.2
25,000,000		Barclays US Funding LLC, 0.180%, due 04/01/11	25,000,000	2.1
4,250,000		Barclays US Funding LLC, 0.270%, due 06/17/11	4,247,273	0.3
6,000,000		Barton Capital LLC, 0.230%, due 04/04/11	5,999,890	0.5
10,130,000		Barton Capital LLC, 0.250%, due 04/11/11	10,129,220	0.8
7,150,000		Barton Capital LLC, 0.300%, due 05/03/11	7,148,220	0.6
14,600,000		Barton Capital LLC, 0.320%, due 06/16/11	14,591,370	1.2
18,000,000		BNP Paribas Finance, Inc., 0.180%, due 04/01/11	18,000,000	1.5
1,250,000		BNP Paribas Finance, Inc., 0.200%, due 04/08/11	1,249,959	0.1
7,000,000		Cafco LLC, 0.300%, due 05/13/11	6,997,468	0.6
5,400,000		Cafco LLC, 0.360%, due 07/08/11	5,395,002	0.4
11,250,000		Cafco LLC, 0.360%, due 07/11/11	11,237,375	0.9
1,650,000		Cafco LLC, 0.360%, due 07/15/11	1,648,219	0.1
6,250,000		Cafco LLC, 0.380%, due 08/11/11	6,241,521	0.5
19,000,000		Cargill Global Fund PLC, 0.200%, due 04/12/11	18,998,374	1.7
1,134,000		Ciesco LLC, 0.250%, due 04/08/11	1,133,960	0.1
5,000,000		Ciesco LLC, 0.360%, due 07/06/11	4,994,933	0.4
10,750,000		Ciesco LLC, 0.360%, due 07/11/11	10,737,936	0.9
15,750,000		Ciesco LLC, 0.380%, due 08/05/11	15,729,490	1.3
15,000,000		Commonwealth Bank of Australia, 0.250%, due 05/23/11	14,994,258	1.3
10,000,000	#	Commonwealth Bank of Australia, 0.270%, due 06/20/11	10,000,000	0.8
2,000,000		Concord Minutemen Capital Co., 0.230%, due 04/04/11	1,999,950	0.2
11,000,000		Concord Minutemen Capital Co., 0.320%, due 06/02/11	10,991,854	0.9

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL PAPER (continued)
$1,000,000	Concord Minutemen Capital Co., 0.320%, due 06/24/11	$999,067	0.1
8,511,000	Concord Minutemen Capital Co., 0.380%, due 08/15/11	8,490,101	0.7
10,250,000	Concord Minutemen Capital Co., 0.400%, due 09/23/11	10,226,083	0.8
10,250,000	Crown Point Capital Co., 0.320%, due 06/06/11	10,241,920	0.8
1,000,000	Crown Point Capital Co., 0.360%, due 07/13/11	998,713	0.1
7,500,000	Crown Point Capital Co., 0.380%, due 08/15/11	7,481,583	0.6
11,750,000	Crown Point Capital Co., 0.400%, due 09/23/11	11,722,583	1.0
1,750,000	Danske Corp., 0.200%, due 04/07/11	1,749,948	0.1
10,000,000	Danske Corp., 0.250%, due 04/26/11	9,998,056	0.8
11,000,000	Danske Corp., 0.250%, due 05/04/11	10,996,874	0.9
287,000	Danske Corp., 0.250%, due 05/09/11	286,909	0.0
10,250,000	Dexia Delaware LLC, 0.180%, due 04/01/11	10,250,000	0.8
1,750,000	Dexia Delaware LLC, 0.180%, due 04/04/11	1,749,937	0.1
20,750,000	HSBC USA Inc., 0.180%, due 04/01/11	20,750,000	1.7
6,600,000	Jupiter Securitization Company LLC, 0.250%, due 04/05/11	6,599,868	0.5
16,000,000	Jupiter Securitization Company LLC, 0.250%, due 04/11/11	15,999,022	1.4
2,030,000	Jupiter Securitization Company LLC, 0.250%, due 04/12/11	2,029,839	0.2
8,000,000	Jupiter Securitization Company LLC, 0.300%, due 05/10/11	7,997,747	0.7
6,250,000	Jupiter Securitization Company LLC, 0.320%, due 06/02/11	6,247,201	0.5
11,500,000	Lloyds TSB Bank PLC, 0.250%, due 05/02/11	11,497,224	0.9
5,700,000	Natixis US Finance Co., 0.180%, due 04/01/11	5,700,000	0.5
2,000,000	Natixis US Finance Co., 0.180%, due 04/04/11	1,999,967	0.2
6,000,000	Natixis US Finance Co., 0.200%, due 04/07/11	5,999,680	0.5
11,300,000	Natixis US Finance Co., 0.250%, due 05/04/11	11,296,893	0.9
6,250,000	Old Line Funding LLC, 0.230%, due 04/01/11	6,250,000	0.5
14,000,000	Old Line Funding LLC, 0.250%, due 04/05/11	13,999,627	1.2
250,000	Old Line Funding LLC, 0.300%, due 04/15/11	249,981	0.0
10,750,000	Old Line Funding LLC, 0.300%, due 05/20/11	10,745,610	0.9
21,000,000	PepsiCo, Inc., 0.200%, due 04/08/11	20,999,347	1.8
14,000,000	Royal Bank of Scottland PLC, 0.250%, due 05/03/11	13,996,516	1.2
5,500,000	Societe Generale North America, 0.180%, due 04/01/11	5,500,000	0.5
12,750,000	Societe Generale North America, 0.250%, due 05/05/11	12,745,913	1.0
750,000	Svenska Handelsbanken AB, 0.200%, due 04/12/11	749,954	0.1
2,610,000	Thunder Bay Funding LLC, 0.250%, due 04/11/11	2,609,839	0.2
1,490,000	Thunder Bay Funding LLC, 0.300%, due 04/15/11	1,489,860	0.1
4,000,000	Thunder Bay Funding LLC, 0.300%, due 05/04/11	3,999,120	0.3
11,500,000	Thunder Bay Funding LLC, 0.320%, due 06/01/11	11,494,836	0.9
13,363,000	Thunder Bay Funding LLC, 0.320%, due 06/07/11	13,356,534	1.1
5,100,000	UBS Finance Delaware LLC, 0.250%, due 05/09/11	5,098,708	0.4
19,000,000	Variable Funding Capital, 0.250%, due 04/14/11	18,998,148	1.6
8,500,000	Variable Funding Capital, 0.300%, due 05/02/11	8,498,243	0.7
8,500,000	Variable Funding Capital, 0.320%, due 06/01/11	8,496,687	0.7
18,500,000	Wal-Mart Stores Inc., 0.180%, due 04/04/11	18,499,784	1.6
7,250,000	Wal-Mart Stores Inc., 0.200%, due 04/07/11	7,249,819	0.6
6,500,000	Westpac Banking Corp., 0.370%, due 10/28/11	6,500,875	0.5
2,500,000	Windmill Funding Group, 0.250%, due 04/11/11	2,499,849	0.2
1,000,000	Windmill Funding Group, 0.300%, due 05/11/11	999,689	0.1
13,000,000	Windmill Funding Group, 0.300%, due 05/16/11	12,995,287	1.1

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL PAPER (continued)
$3,500,000		Windmill Funding Group, 0.360%, due 07/15/11	$3,496,529	0.3
14,000,000		Windmill Funding Group, 0.360%, due 07/18/11	13,986,140	1.1
		Total Commercial Paper
		(Cost $656,378,532)	656,378,532	54.0
CORPORATE BONDS/NOTES: 12.3%
9,000,000	#	American Honda Finance Corp., 0.480%, due 09/15/11	9,001,834	0.7
5,500,000		American Honda Finance Corp., 0.540%, due 12/09/11	5,503,879	0.5
6,000,000	L	Credit Suisse First Boston USA, Inc., 0.640%, due 01/15/12	6,278,972	0.5
3,250,000	L	Credit Suisse USA, Inc., 0.650%, due 08/16/11	3,308,886	0.3
9,000,000		Deutsche Bank AG/New York NY, 0.830%, due 04/20/12	9,000,000	0.7
2,500,000		Kreditanstalt fuer Wiederaufbau, 0.410%, due 10/14/11	2,537,390	0.2
4,000,000	#	Lloyds TSB Bank PLC, 0.112%, due 04/01/11	4,000,000	0.3
800,000		Lloyds TSB Bank PLC, 0.890%, due 07/15/11	809,931	0.1
1,250,000	#	Rabobank Nederland NV, 0.270%, due 08/05/11	1,250,780	0.1
4,500,000	#	Rabobank, 0.330%, due 03/16/12	4,500,000	0.4
15,250,000	#	Royal Bank of Canada, 0.260%, due 03/30/12	15,250,000	1.3
7,000,000		Royal Bank of Canada, 0.470%, due 03/30/12	7,019,061	0.6
2,900,000	#	Royal Bank of Scottland PLC, 0.340%, due 10/20/11	2,913,274	0.2
13,250,000		Societe Generale/New York NY, 0.330%, due 07/19/11	13,239,180	1.1
14,000,000	#	Svenska Handelsbanken AB, 0.640%, due 03/09/12	14,000,000	1.2
1,200,000		Total Capital SA, 0.950%, due 09/26/11	1,219,153	0.1
2,526,000		Toyota Motor Credit Corp., 0.122%, due 10/25/11	2,588,989	0.2
19,000,000		Toyota Motor Credit Corp., 0.380%, due 12/14/11	19,000,000	1.6
9,760,000		UBS AG/Jersey, 0.450%, due 07/18/11	9,758,932	0.7
18,500,000		Westpac Banking Corp., 0.310%, due 03/27/12	18,500,000	1.5
		Total Corporate Bonds/Notes
		(Cost $149,680,261)	149,680,261	12.3
REPURCHASE AGREEMENT: 21.5%
130,666,000		Goldman Sachs Repurchase Agreement dated 03/31/11, 0.120%, due 04/01/11, $130,666,436 to be received upon repurchase (Collateralized by $125,085,000 Federal National Mortgage Association, 4.070%, Market Value plus accrued interest $133,279,840, due 02/15/, 0.120%, due 04/01/11	130,666,000	10.7
131,000,000		Morgan Stanley Repurchase Agreement dated 03/31/11, 0.120%, due 04/01/11, $131,000,437 to be received upon repurchase (Collateralized by $133,202,000 Federal National Mortgage Association, 0.625%-1.300%, Market Value plus accrued interest $133,620,851, du, 0.120%, due 04/01/11	131,000,000	10.8
		Total Repurchase Agreement
		(Cost $261,666,000)	261,666,000	21.5
SECURITIES LENDING COLLATERAL: 0.0%
747,006	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	597,605	0.0
		Total Securities Lending Collateral
		(Cost $747,006)	597,605	0.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.2%
4,050,000		Federal Farm Credit Bank, 0.380%, due 04/24/12	4,132,509	0.3

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$22,000,000		Federal National Mortgage Association, 0.320%, due 03/15/12	$23,212,994	1.9
		Total U.S. Government Agency Obligations
		(Cost $27,345,503)	27,345,503	2.2
U.S. TREASURY OBLIGATIONS: 3.6%
21,544,000		United States Treasury Note, 0.340%, due 04/15/12	21,775,517	1.8
21,500,000		United States Treasury Note, 0.350%, due 04/30/12	21,648,579	1.8
		Total U.S. Treasury Obligations
		(Cost $43,424,096)	43,424,096	3.6
		Total Investments in Securities (Cost $1,248,844,601)*	1,248,695,200	102.6
		Liabilities in Excess of Other Assets	(31,807,454)	(2.6)
		Net Assets	$1,216,887,746	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities: ,

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$149,680,261	$—	$149,680,261
Commercial Paper	—	656,378,532	—	656,378,532
Securities Lending Collateral	—	—	597,605	597,605
Repurchase Agreement	—	261,666,000	—	261,666,000
U.S. Treasury Obligations	—	43,424,096	—	43,424,096
U.S. Government Agency Obligations	—	27,345,503	—	27,345,503
Certificates of Deposit	—	109,603,203	—	109,603,203
Total Investments, at value	$—	$1,248,097,595	$597,605	$1,248,695,200

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair  valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Securities Lending Collateral	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605
Total Investments, at value	$597,605	$—	$—	$—	$—	$—	$—	$—	$597,605

As of March 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for  transfers in), or the ending value (for  transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011